Due to Related Parties (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Related Party Transactions [Abstract]
Accretion expense	$ 7,937	$ 15,971
Coupon interest on the debenture	$ 46,423	$ 39,918